Average Annual Total Returns{- Fidelity® Intermediate Bond Fund} - 08.31 Fidelity Intermediate Bond Fund PRO-07 - Fidelity® Intermediate Bond Fund	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 5 years	Fidelity Intermediate Bond Fund-Default Return Before Taxes Past 10 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 5 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions Past 10 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Intermediate Bond Fund-Default After Taxes on Distributions and Sales Past 10 years	LB007 Past 1 year	LB007 Past 5 years	LB007 Past 10 years
Total	(1.33%)	3.12%	2.65%	(2.01%)	2.05%	1.63%	(0.75%)	1.96%	1.60%	(1.44%)	2.91%	2.38%